Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2020 $ / shares shares [1]
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2019 | shares	113,604,320
Granted | shares	73,900,080
Vested | shares	(35,078,640)
Forfeited/Cancelled | shares	(21,924,240)
Unvested, December 31, 2020 | shares	130,501,520
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2019 | $ / shares	$ 19
Granted | $ / shares	14
Vested | $ / shares	20
Forfeited/Cancelled | $ / shares	17
Unvested, December 31, 2020 | $ / shares	$ 16

[1]	The number of restricted shares and weighted average grant date fair value has been retrospectively adjusted for the Share Subdivision that became effective on March 1, 2021 as detailed in Note 1 and Note 21.